AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.0%
Long-Term Municipal Bonds – 100.0%
New Jersey – 82.4%
City of Jersey City NJ Series 2017A 5.00%, 11/01/2031-11/01/2037	$1,500	$1,803,485
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	2,400	2,843,976
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,549,541
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016A 5.00%, 06/01/2041	1,000	1,090,810
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.25%, 04/01/2026	1,000	1,197,050
Series 2013 5.00%, 03/01/2030	1,000	1,070,800
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	1,000	1,095,370
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,150,640
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,108,090
5.50%, 01/01/2027	1,000	1,124,530
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,000	2,222,080
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	2,071,475
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	1,165	1,237,696
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 07/01/2034	2,500	2,862,250
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 5.00%, 07/01/2045	2,000	2,377,100

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 07/01/2031 (Pre-refunded/ETM)	$320	$354,067
AGC Series 2004A 5.25%, 07/01/2023 (Pre-refunded/ETM)	2,085	2,325,025
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 07/01/2022	45	45,161
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,950	2,343,822
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,835	2,205,597
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	2,750	3,236,042
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2020A 4.00%, 06/15/2045	1,415	1,540,298
Series 2015A 5.25%, 06/15/2041	1,250	1,408,913
Series 2018A 5.00%, 12/15/2035	1,750	2,089,745
New Jersey Turnpike Authority Series 2019A 5.00%, 01/01/2048	680	823,704
Series 2020D 5.00%, 01/01/2028(a)	1,350	1,629,139
Series 2021B 1.713%, 01/01/2029	1,000	985,250
2.782%, 01/01/2040	250	245,968
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	2,625	2,545,751
Rahway Valley Sewerage Authority (The) NATL Series 2005A Zero Coupon, 09/01/2035	3,445	2,545,821
State of New Jersey 5.00%, 06/01/2029	3,000	3,799,530
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	2,675	3,088,822
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 08/15/2023	1,220	1,224,624

	Principal Amount (000)	U.S. $ Value

Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/2031	$3,060	$3,171,292

		61,413,464

Alabama – 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(b)	100	111,093

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(b)	145	178,186

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(b)	100	116,528

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 5.00%, 06/01/2055	100	105,652

Guam – 2.3%
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	805	922,382
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2046	720	799,654

		1,722,036

Idaho – 1.5%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 07/15/2031	1,000	1,090,820

Illinois – 2.0%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	305	362,108
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	1,000	1,128,140

		1,490,248

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 10/01/2040(b)	$100	$126,410

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	58,007

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(b)	500	77,055

New York – 6.2%
Port Authority of New York & New Jersey Series 2012 5.00%, 07/15/2030	3,250	3,379,902
Series 2014 5.00%, 09/01/2031	1,100	1,248,401

		4,628,303

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) 5.75%, 09/15/2028	255	239,690

Ohio – 0.9%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	340	382,551
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	280	288,400

		670,951

Puerto Rico – 2.0%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	155	188,858
NATL Series 2007V 5.25%, 07/01/2029	155	170,509
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	125,385
AGC Series 2007N 5.25%, 07/01/2036	165	204,382
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	300	309,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	104	85,915
Series 2019A 4.329%, 07/01/2040	70	75,121

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2058	$305	$337,037

		1,496,957

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(b)	145	147,236
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(b)	260	122,072

		269,308

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	245	260,920

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a) (b)	210	237,731

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2034(b)	200	233,018

Total Municipal Obligations (cost $69,824,697)		74,526,377

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $461,421)	461,421	461,421

Total Investments – 100.6% (cost $70,286,118)(f)		74,987,798
Other assets less liabilities – (0.6)%		(442,027)

Net Assets – 100.0%		$74,545,771

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	$161,145	$—	$161,145
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	192,586	—	192,586
USD	225	01/15/2030	1.572%	CPI#	Maturity	14,028	—	14,028
USD	225	01/15/2030	1.587%	CPI#	Maturity	13,679	—	13,679
USD	250	02/15/2051	CPI#	2.290%	Maturity	6,475	—	6,475

						$387,913	$—	$387,913

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,640	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$31,674	$—	$31,674
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	66,467	—	66,467
USD	249	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	7,185	—	7,185
USD	561	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	17,424	—	17,424
USD	1,150	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	940	—	940
USD	400	04/16/2049	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	78,007	—	78,007
USD	130	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,236)	—	(1,236)

						$200,461	$—	$200,461

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.120%	SIFMA*	Quarterly	$(11,985)	$—	$(11,985)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	(12,560)	—	(12,560)

							$(24,545)	$—	$(24,545)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $1,610,249 or 2.16% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618
(f)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,597,216 and gross unrealized depreciation of investments was $(331,707), resulting in net unrealized appreciation of $5,265,509.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 19.8% and 6.5%, respectively.

Glossary:
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
CCRC – Congregate Care Retirement Center
COP – Certificate of Participation
CPI – Consumer Price Index
ETM – Escrowed to Maturity
LIBOR – London Interbank Offered Rate
NATL – National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$74,526,377	$—	$74,526,377
Short-Term Investments	461,421	—	—	461,421

Total Investments in Securities	461,421	74,526,377	—	74,987,798
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	387,913	—	387,913
Centrally Cleared Interest Rate Swaps	—	201,697	—	201,697
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,236)	—	(1,236)
Interest Rate Swaps	—	(24,545)	—	(24,545)

Total	$461,421	$75,090,206	$—	$75,551,627

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$15,860	$15,399	$461	$0	**

**	Amount less than $500.